Called up share capital and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
		2017		2016
	Footnote	Number	$m	Number	$m
At 1 Jan		20,191,586,214	10,096	19,685,096,934	9,842
Shares issued under HSBC employee share plans		76,701,249	38	69,187,052	35
Shares issued in lieu of dividends		380,652,196	190	437,302,228	219
Less: Shares repurchased and cancelled		(328,223,401)	(164)	—	—
At 31 Dec	1	20,320,716,258	10,160	20,191,586,214	10,096

HSBC Holdings non-cumulative preference shares of $0.01 each
		2017		2016
	Footnote	Number	$m	Number	$m
At 1 Jan and 31 Dec	2	1,450,000	—	1,450,000	—

HSBC Holdings share premium
	2017	2016
	$m	$m
At 31 Dec	10,177	12,619

Total called up share capital and share premium
	2017	2016
	$m	$m
At 31 Dec	20,337	22,715

1	All HSBC Holdings ordinary shares in issue, excluding 325,273,407 shares held in treasury, confer identical rights, including in respect of capital, dividends and voting.

2	Included in the capital base of HSBC as additional tier 1 capital in accordance with the CRD IV rules, by virtue of the application of grandfathering provisions.

Disclosure of other equity instruments

HSBC’s additional tier 1 capital securities in issue which are accounted for in equity
		First call date	2017	2016
			$m	$m
$2,200m	8.125% perpetual subordinated capital securities	Apr 2013	2,133	2,133
$3,800m	8.000% perpetual subordinated capital securities, Series 2	Dec 2015	3,718	3,718
At 31 Dec			5,851	5,851

HSBC’s additional tier 1 capital – contingent convertible securities in issue which are accounted for in equity
		First call date	2017	2016
			$m	$m
$1,500m	5.625% perpetual subordinated contingent convertible securities	Jan 2020	1,494	1,494
$2,000m	6.875% perpetual subordinated contingent convertible securities	Jun 2021	1,998	1,998
$2,250m	6.375% perpetual subordinated contingent convertible securities	Sep 2024	2,244	2,244
$2,450m	6.375% perpetual subordinated contingent convertible securities	Mar 2025	2,460	2,460
$3,000m	6.000% perpetual subordinated contingent convertible securities	May 2027	2,997	—

€1,500m	5.250% perpetual subordinated contingent convertible securities	Sep 2022	1,943	1,943
€1,000m	6.000% perpetual subordinated contingent convertible securities	Sep 2023	1,120	1,120
€1,250m	4.750% perpetual subordinated contingent convertible securities	Jul 2029	1,420	—

SGD1,000m	4.700% perpetual subordinated contingent convertible securities	Jun 2022	723	—
At 31 Dec			16,399	11,259

Disclosure of range of exercise prices of outstanding share options

Aggregate options outstanding under these plans
31 Dec 2017			31 Dec 2016
Number of HSBC Holdings ordinary shares	Period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Period of exercise	Exercise price
64,604,932	2017 to 2023	£4.0472-5.9640	69,217,725	2016 to 2022	£4.0472–5.4738
36,309	2017 to 2018	HK$55.4701	504,467	2016 to 2018	HK$55.4701–63.9864
10,539	2017 to 2018	€5.3532	86,916	2016 to 2018	€5.3532–6.0657
17,873	2017 to 2018	$7.1456	217,738	2016 to 2018	$7.1456–8.2094